Shareholders’ Equity (Details) - Schedule of the Stock Option Activity	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of the Stock Option Activity [Abstract]
Number of Options, outstanding | shares	366,171
Weighted Average Exercise Price, outstanding | $ / shares	$ 1.275
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number of Options, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Number of Options, outstanding | shares	366,171
Weighted Average Exercise Price, outstanding | $ / shares	$ 1.275
Number of Options, exercisable | shares
Weighted Average Exercise Price, exercisable | $ / shares